Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of provisions

(US dollars in thousands)	2023	2022	2021
Current provisions
Employee entitlements	502	635	1,802
Fiscal	1,174
Litigation	-	-	485
Warranty	102	116	209
Remediation	-	353	306
Total current provisions	1,778	1,104	2,802

Non-current provisions
Employee entitlements	76	57	165
Total non-current provisions	76	57	165

Total provisions	1,854	1,161	2,967

Schedule of other provisions

(US dollars in thousands)	Employee Entitlements	Remediation	Taxes	Litigation	Warranty	Total
At June 30, 2021	1,967	306	-	485	210	2,967
Foreign exchange	(165)	(37)	-	-	(18)	(221)
Charged/(credited) to profit or loss:		-
Additional provisions	1,312	84	-		103	1,500
Reverse unused provisions	(35)	-	-	(100)	(142)	(277)
Disposals and transfers to AHFS	(1,200)					(1,200)
Unwinding of discount	6	-	-	-	-	6
Provisions utilized	(1,192)	-	-	(385)	(37)	(1,614)
At June 30, 2022	692	353	-	-	116	1,161
Foreign exchange	(27)	8	-	-	(4)	(23)
Charged/(credited) to profit or loss:	-	-	1,174	-	-	1,174
Reverse unused provisions	(1)	(361)	-	-	(10)	(372)
Provisions utilized	(86)	-	-	-	-	(86)
At June 30, 2023	578	-	1,174	-	102	1,854